Prepayments (Details) - Schedule of prepayments, current - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Schedule of prepayments, current [Abstract]
Prepayment for live concert productions	$ 17,879,050	$ 8,000,000
Prepayment for online concert productions	5,000,000	5,000,000
Prepayment for advertisement		4,666,664
Prepayments and advances	$ 22,879,050	$ 17,666,664